Fees Summary	Sep. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,350,072.69
Previously Paid Amount	0.00
Total Fee Amount	738.85
Total Offset Amount	0.00
Net Fee	$ 738.85
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A